Related Party Transactions - Founder Shares (Details) - USD ($)		3 Months Ended	9 Months Ended	12 Months Ended
	Jan. 08, 2021	Mar. 31, 2021	Sep. 30, 2022	Dec. 31, 2021	Dec. 06, 2022	Sep. 15, 2022	Sep. 07, 2022	Jun. 28, 2021	Jun. 15, 2021
Related Party Transaction [Line Items]
Share price					$ 0.145
CIK0001848000_LAKESHORE ACQUISITION I CORP
Related Party Transaction [Line Items]
Share price						$ 0.125	$ 0.125		$ 0.125
Issuance of stock		$ 25,000		$ 54,670,000
Shares subject to forfeiture	187,500
CIK0001848000_LAKESHORE ACQUISITION I CORP | Sponsor
Related Party Transaction [Line Items]
Issuance of stock	$ 25,000		$ 25,000	$ 25,000
CIK0001848000_LAKESHORE ACQUISITION I CORP | Founder Shares
Related Party Transaction [Line Items]
Shares subject to forfeiture	187,500
Aggregate number of shares owned								70,750
CIK0001848000_LAKESHORE ACQUISITION I CORP | Founder Shares | Sponsor
Related Party Transaction [Line Items]
Issuance of stock (in shares)	1,437,500
Share price	$ 0.017
Issuance of stock	$ 25,000